Long-term Debt - Silicon valley bank term loan (Details)		6 Months Ended	12 Months Ended
	Jul. 05, 2017 USD ($) item	Jun. 30, 2021 M shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 12, 2019 $ / shares shares	May 08, 2018 USD ($)
Debt Instrument [Line Items]
Warrants to purchase shares of common stock | shares				3,386,246
Evolv Technologies Holdings, Inc.
Debt Instrument [Line Items]
Number of monthly payments	36	36
Warrants to purchase shares of common stock | shares		5,127,237	5,127,237		740,991
Warrants exercise price | $ / shares					$ 0.15
Evolv Technologies Holdings, Inc. | 2017 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt	$ 5,000,000.0				$ 3,100,000
Number of monthly payments | item	36
Interest rate				5.25%
Warrants to purchase shares of common stock | shares						75,000
Warrants exercise price | $ / shares						$ 0.09
Accrued interest, current				$ 100,000
Interest expense				$ 200,000
Evolv Technologies Holdings, Inc. | Term Loan A Advance
Debt Instrument [Line Items]
Face amount of debt	$ 4,000,000.0
Evolv Technologies Holdings, Inc. | Term Loan B Advance
Debt Instrument [Line Items]
Face amount of debt	1,000,000.0						$ 1,000,000.0
Evolv Technologies Holdings, Inc. | Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	1,000,000.0		$ 10,000,000.0		7,000,000.0
Maximum borrowing capacity	$ 1,000,000.0		$ 10,000,000.0		$ 7,000,000.0
Interest rate			4.50%
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate
Debt Instrument [Line Items]
Warrants to purchase shares of common stock | shares			1,000,000
Warrants exercise price | $ / shares			$ 0.16
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | 2017 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate	1.25%
Interest rate	1.25%					5.25%
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | Revolving line of credit outstanding
Debt Instrument [Line Items]
Spread on variable rate			1.25%
Interest rate			4.50%